FIDELITY(registered trademark)
REAL ESTATE HIGH INCOME
FUND

SEMIANNUAL REPORT
MAY 31, 2000

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PERFORMANCE           3   How the fund has done over
                          time.

FUND TALK             5   The managers' review of fund
                          performance, strategy  and
                          outlook.

INVESTMENTS           6   A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  10  Statements of assets and
                          liabilities, operations, and
                          changes in net assets, as
                          well as financial highlights.

NOTES                 12  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT
INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING
POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON THE FUND, INCLUDING CHARGES AND EXPENSES, CALL JEFF GANDEL AT 617-563-6414 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $100,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 2000   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

Fidelity Real Estate High    4.91%          7.97%        82.78%        103.55%
Income

ML High Yield Master         -2.34%         -3.21%       37.35%        53.46%

High Current Yield Funds     -2.22%         -2.59%       34.81%        n/a
Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on January 5, 1995. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the performance of the Merrill Lynch High Yield Master Index - a market value-weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how the fund's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 370 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 2000   PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

Fidelity Real Estate High    7.97%        12.82%        14.05%
Income

ML High Yield Master         -3.21%       6.55%         8.25%

High Current Yield Funds     -2.59%       6.09%         n/a
Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$100,000 OVER LIFE OF FUND
             Real Estate High Inc        ML High Yield Master
             00671                       ML002
  1995/01/05     100000.00                   100000.00
  1995/01/31     100918.56                   101255.38
  1995/02/28     104093.12                   104414.67
  1995/03/31     105430.21                   105867.78
  1995/04/30     107058.44                   108346.52
  1995/05/31     111364.63                   111731.51
  1995/06/30     112854.47                   112584.91
  1995/07/31     113387.98                   113872.01
  1995/08/31     115807.97                   114563.12
  1995/09/30     117769.89                   115873.84
  1995/10/31     118684.60                   116695.22
  1995/11/30     120329.56                   117834.33
  1995/12/31     121432.24                   119725.79
  1996/01/31     122861.39                   121616.64
  1996/02/29     122234.55                   121799.75
  1996/03/31     122094.38                   121468.97
  1996/04/30     123181.86                   121523.99
  1996/05/31     123858.23                   122400.40
  1996/06/30     126275.58                   123135.66
  1996/07/31     127320.62                   123971.65
  1996/08/31     127913.11                   125251.90
  1996/09/30     132066.15                   127939.25
  1996/10/31     138261.78                   129341.38
  1996/11/30     142842.15                   131956.29
  1996/12/31     143581.99                   132971.66
  1997/01/31     147776.98                   133993.56
  1997/02/28     151913.15                   135873.22
  1997/03/31     152800.96                   134364.15
  1997/04/30     158792.49                   135893.43
  1997/05/31     160484.33                   138597.25
  1997/06/30     163908.63                   140742.72
  1997/07/31     170965.79                   144120.25
  1997/08/31     170997.49                   143795.99
  1997/09/30     176137.46                   146251.11
  1997/10/31     177153.54                   147221.71
  1997/11/30     180300.26                   148540.21
  1997/12/31     182230.32                   150025.34
  1998/01/31     184570.38                   152223.03
  1998/02/28     185221.01                   152888.03
  1998/03/31     188396.33                   154205.59
  1998/04/30     190199.08                   154938.05
  1998/05/31     191620.34                   155940.37
  1998/06/30     190723.90                   156789.42
  1998/07/31     190878.81                   157683.54
  1998/08/31     186214.13                   150879.36
  1998/09/30     183925.92                   151180.30
  1998/10/31     175782.23                   148658.35
  1998/11/30     177871.78                   155469.06
  1998/12/31     180387.76                   155520.67
  1999/01/31     183893.19                   157058.34
  1999/02/28     181524.24                   155860.47
  1999/03/31     183839.18                   157203.53
  1999/04/30     187907.82                   159662.37
  1999/05/31     188526.41                   158554.97
  1999/06/30     190631.61                   158257.45
  1999/07/31     191179.29                   158490.62
  1999/08/31     191294.58                   156881.75
  1999/09/30     192519.15                   156279.24
  1999/10/31     192776.90                   155364.29
  1999/11/30     194016.15                   157142.28
  1999/12/31     194380.45                   157966.77
  2000/01/31     195133.70                   157182.38
  2000/02/29     198807.45                   157317.62
  2000/03/31     202035.66                   155117.75
  2000/04/30     203791.29                   155171.53
  2000/05/31     203550.38                   153462.87
IMATRL PRASUN   SHR__CHT 20000531 20000621 142518 R00000000000068

$100,000 OVER LIFE OF FUND: Let's say hypothetically that $100,000 was invested in Fidelity Real Estate High Income Fund on January 5, 1995, when the fund started. As the chart shows, by May 31, 2000, the value of the investment would have grown to $203,550 - a 103.55% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master Index did over the same period. With dividends reinvested, the same $100,000 investment would have grown to $153,463
- a 53.46% increase.

(checkmark)UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED MAY 31,  YEARS ENDED NOVEMBER 30, 1999,


                  2000                      1999                            1998     1997    1996

Dividend returns  5.34%                     11.79%                          9.74%    15.17%  9.59%

Capital returns   -0.43%                    -2.71%                          -11.09%  11.05%   9.12%

Total returns     4.91%                     9.08%                           -1.35%   26.22%  18.71%



TOTAL RETURN COMPONENTS

                  YEARS ENDED NOVEMBER 30, 1999,

                  1995

Dividend returns  9.93%

Capital returns   10.40%

Total returns     20.33%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS

PERIODS ENDED MAY 31, 2000  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share         7.89(cents)   48.85(cents)   93.11(cents)

Annualized dividend rate    9.96%         10.45%         9.93%

30-day annualized yield     12.40%        -              -

DIVIDENDS per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $9.33 over the past one month, $9.32 over the past six months and $9.38 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

FUND TALK: THE MANAGER'S OVERVIEW

NOTE TO SHAREHOLDERS: On January 4, 2000, Stephen Rosen became
Portfolio Manager of Fidelity Real Estate High Income Fund.

Q. HOW DID THE FUND PERFORM, STEVE?

A. Pretty well. For the six months that ended May 31, 2000, the fund had a total return of 4.91%. In comparison, the Merrill Lynch High Yield Master Index, a broad measure of the high-yield bond market, returned -2.34%, while the high current yield funds average tracked by Lipper Inc. returned -2.22% during the same period. For the 12 months that ended May 31, 2000, the fund returned 7.97%, while the Merrill Lynch High Yield Master Index returned -3.21% and the peer group returned -2.59%.

Q. WHAT HELPED THE FUND OUTPERFORM THE INDEX AND PEER GROUP DURING THE SIX-MONTH PERIOD?

A. Although the investment climate was primarily lukewarm in the face of rising Treasury rates and malaise in many fixed-income markets, the fund benefited from steady spreads for high-yield commercial mortgage-backed securities (CMBS), several "credit wins" and a favorable environment for real estate-related securities in general. Though spreads for high-yield CMBS did not tighten during the period, they performed better than the broader high-income benchmark because of the weakness in high-yield corporate bonds. From a credit perspective, the fund fared well as prices for several of its positions rose either because of ratings upgrades or as a reflection of their improved credit profiles. Additionally, the fund benefited by having a shorter duration than the index during a period of rising interest rates. Consistent with the strategy pursued in the past, I continued to manage the fund's duration a little short of the index, not because I had a view on the future direction of interest rates, but because CMBS typically tend to offer better convexity - that is, a higher likelihood of realizing greater price appreciation in a credit or Treasury rally - than their corporate counterparts.

Q. WHAT WERE SOME OTHER COMPONENTS OF YOUR INVESTMENT STRATEGY?

A. My strategy was virtually the same as what we pursued in the past. That is, I looked for securities that offered a total return advantage over comparably rated high-yield corporate bonds, typically through a combination of greater yield and price-appreciation potential. I continued to favor bonds from older, seasoned CMBS deals over new issue bonds because these securities play to our strengths: credit analysis and property valuation. This is a time-consuming process, but one that's led to good returns for the fund.

Q. WHAT SPECIFIC HOLDINGS WERE POSITIVE CONTRIBUTORS?

A. The fund's position in ACP MTGE-F was a top contributor. It was a classic situation for us, where the market realized that the underlying credit quality of the collateral was quite good and the price of our securities rose to reflect that fact. We then sold the bond at a price comparable to that of an investment-grade credit. The fund also was rewarded for holding onto Walden Residential Properties Pfd 9.2%, which had fallen out of favor in the prior period due to reasons unrelated to credit. I chose to hold the security through the turbulence, and then sold when the price rebounded.

Q. WHICH SECURITIES DISAPPOINTED?

A. The fund's holdings in FMAC 1997-C F, FMAC 1997-B F and LTC Properties hampered performance. In the case of the FMAC bonds, some of the collateral that we had identified as being risky turned out to be even worse than expected, knocking down the prices of the bonds. In the case of LTC Properties, the company's stock performed poorly based on continued concerns about the nursing home industry.

Q. WHAT'S YOUR OUTLOOK?

A. I'm fairly optimistic about the high-yield real estate securities market because real estate space markets are generally in balance and the sector remains somewhat cheap relative to comparably rated corporate bonds. In addition, supply technicals are favorable as new issue volume is down considerably from the prior year. Though I wouldn't be surprised by a rebound in the securities that make up the index given its significant fall, I'm also confident about the credit quality of the fund's positions. Regardless of the market's direction, what won't change is my reliance on our fundamental research process and in-depth credit analysis to select securities for the fund.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: to provide high current income by
investing primarily in real estate-related instruments, with an emphasis on lower-quality issues

START DATE: January 5, 1995

SIZE: as of May 31, 2000, more than $132 million

MANAGER: Stephen Rosen, since January 2000;
joined Fidelity in 1995



INVESTMENTS MAY 31, 2000 (UNAUDITED)

Showing Percentage of Net Assets



CORPORATE BONDS - 14.9%

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

CONVERTIBLE BONDS - 4.3%

CONSTRUCTION & REAL ESTATE -
3.1%

REAL ESTATE INVESTMENT TRUSTS
- 3.1%

Rockefeller Center                -         $ 4,865,000                    $ 4,086,600
Properties, Inc. 0% 12/31/00

MEDIA & LEISURE - 1.2%

LODGING & GAMING - 1.2%

Capstar Hotel Co. 4.75%           B1         2,284,000                      1,690,160
10/15/04

TOTAL CONVERTIBLE BONDS                                                     5,776,760

NONCONVERTIBLE BONDS - 10.6%

CONSTRUCTION & REAL ESTATE -
4.1%

CONSTRUCTION - 0.1%

Lennar Corp. 9.95% 5/1/10 (c)     Ba1        180,000                        171,000

REAL ESTATE - 3.1%

Crescent Real Estate Equities     Ba3        1,850,000                      1,495,448
LP 7.5% 9/15/07 (d)

LNR Property Corp.:

9.375% 3/15/08                    B1         2,075,000                      1,779,313

10.5% 1/15/09                     B1         930,000                        825,375

                                                                            4,100,136

REAL ESTATE INVESTMENT TRUSTS
- 0.9%

Ocwen Asset Investment Corp.      -          1,545,000                      1,205,100
11.5% 7/1/05

TOTAL CONSTRUCTION & REAL                                                   5,476,236
ESTATE

MEDIA & LEISURE - 6.5%

LODGING & GAMING - 6.5%

Courtyard by Marriott II          B-         2,400,000                      2,328,000
LP/Courtyard II Finance Co.
10.75% 2/1/08

Florida Panthers Holdings,        B2         2,000,000                      1,850,000
Inc. 9.875% 4/15/09

ITT Corp.:

6.75% 11/15/05                    Ba1        2,080,000                      1,830,400

7.375% 11/15/15                   Ba1        2,750,000                      2,131,250

ShoLodge, Inc.:

9.55% 9/1/07                      Caa2       85,000                         52,700

9.75% 11/1/06                     Caa2       570,000                        353,400

                                                                            8,545,750

TOTAL NONCONVERTIBLE BONDS                                                  14,021,986

TOTAL CORPORATE BONDS                                                       19,798,746
(Cost $21,017,127)

ASSET-BACKED SECURITIES - 1.2%

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

Saxon Asset Securities Trust:

8% 12/25/27 (c)                   BB        $ 1,000,000                    $ 851,953

8.6% 12/25/27 (c)                 B          863,000                        710,853

TOTAL ASSET-BACKED SECURITIES                                               1,562,806
(Cost $1,435,139)

COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.4%



PRIVATE SPONSOR - 1.4%

Credit-Based Asset Servicing
and Securitization LLC
Series 1997-2:

Class 2B, 7.1796% 12/29/25        Ba3        678,297                        326,324
(c)(d)

Class 2C, 7.1796% 12/29/25        B3         2,550,000                      700,453
(c)(d)

DLJ Mortgage Acceptance Corp.
Series 1996-TD:

Class C, 6.8799% 9/29/23          B3         528,400                        408,107
(c)(d)

Class D, 6.6697% 9/29/23          -          796,012                        175,123
(c)(d)

GE Capital Mortgage Services,
Inc. Series 1998-7:

Class B4, 6.5% 4/25/13 (c)        -          314,592                        214,316

Class B5, 6.5% 4/25/13 (c)        -          235,946                        36,572

TOTAL COLLATERALIZED                                                        1,860,895
MORTGAGE OBLIGATIONS
(Cost $2,056,511)

COMMERCIAL MORTGAGE
SECURITIES - 64.5%



Asset Securitization Corp.        BBB-       1,880,942                      1,726,058
Series 1997-D5 Class A8,
10.115% 2/14/41

Atherton Franchisee Loan
Funding LLP Series 1998-A:

Class E, 8.25% 5/15/20 (c)        BB         1,500,000                      962,344

Class F, 7.44% 8/15/19 (c)        B          2,000,000                      878,750

Bankers Trust REMIC Trust
1998-1 Series 1998-S1A:

Class G, 8.5632% 11/28/02         Baa3       930,000                        893,381
(c)(d)

Class H, 8.5632% 11/28/02         B3         1,398,154                      1,309,896
(c)(d)

Berkeley Federal Bank & Trust     -          1,400,000                      954,625
FSB Series 1994-1 Class B,
7.5003% 8/1/24 (c)(d)

COMMERCIAL MORTGAGE
SECURITIES - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

BKB Commercial Mortgage Trust
Series 1997-C1:

Class F, 8.1384% 4/26/04          B         $ 2,731,000                    $ 2,648,857
(c)(d)

Class G, 8.1384% 4/27/09          CCC        2,141,500                      1,370,560
(c)(d)

Class H, 3.3388% 10/25/22         -          758,023                        151,605
(c)(d)

Blaylock Mortgage Capital
Corp. Series 1997-A:

Class B5, 6.425% 10/15/03 (c)     B-         110,000                        77,000

Class B6, 6.425% 10/15/03 (c)     CCC        110,000                        59,709

Class B7, 6.425% 10/15/03 (c)     -          147,000                        59,076

CBA Mortgage Corp. Series
1993-C1:

Class G, 6.72% 12/25/03           -          1,852,837                      1,525,768

Class H, 6.72% 12/25/03           -          1,852,837                      1,343,596

Commercial Mortgage
Acceptance Corp.:

pass through certificates         BB+        2,200,000                      1,367,094
Series 1998-C2 Class F,
5.44% 5/15/13 (c)(d)

Series 1998-C2 Class G, 5.44%     BB         2,500,000                      1,449,610
7/15/13 (c)(d)

Commercial Mortgage Asset
Trust:

pass through certificates         Ba1        4,000,000                      2,480,000
Series 1999-C1 Class F,
6.25% 11/17/13 (c)

sequential pay Series 1999-C1     Aaa        6,000,000                      5,522,104
Class A3, 6.64% 9/17/10

Series 1999-C2, Class G 6%        Ba1        1,750,000                      1,066,406
11/17/32

CS First Boston Mortgage
Securities Corp.:

Series 1995-AEW1 Class G2,        -          1,968,502                      1,171,259
7.493% 11/25/27 (c)(d)

Series 1997-SPICE Class E         -          4,149,000                      3,660,196
7.482% 4/20/36

Series 1997-SPICE Class G,        -          1,330,770                      956,491
7.4361% 4/20/38 (c)(d)

Danmall Finance, Inc. Series      -          1,491,424                      1,509,135
1 Class D, 13.12% 10/21/24

DLJ Mortgage Acceptance Corp.:

Series 1994-MF11:

Class B2, 8.1% 6/18/04 (c)        Ba2        1,201,000                      1,049,186

Class B3, 8.1% 6/18/04 (c)        B2         1,342,000                      1,101,069

Series 1994-MF4 Class C, 8.5%     -          460,000                        406,741
4/18/01 (c)

Series 1997-CF1 Class B3,         Aaa        1,465,000                      906,469
7.74% 1/15/12



MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

Enterprise Mortgage               -         $ 2,110,000                    $ 1,267,319
Acceptance Co. Series 1998-1
Class E, 8.18% 6/15/16 (c)

First Chicago/Lennar Trust I      -          2,800,000                      2,017,750
Series 1997-CHL1 Class E,
8.1256% 4/1/39 (d)

FMAC Loan Receivables Trust:

Series 1997-A Class F,            -          1,382,881                      878,562
8.1103% 4/15/19 (c)(d)

Series 1997-B:

Class E, 7.8912% 9/15/19          -          1,000,000                      380,000
(c)(d)

Class F, 7.89% 9/15/19 (c)(d)     -          2,172,754                      640,962

Series 1997-C Class F,            -          1,108,149                      221,630
8.2652% 12/15/19 (c)(d)

Series 1998-A Class E,            BB         1,500,000                      615,000
7.9308% 9/15/20 (c)(d)

GAFCO Franchisee Loan Trust       -          2,700,000                      2,161,688
Series 1998-1 Class D, 14%
6/1/16 (c)(d)

General Motors Acceptance         Ba3        1,646,000                      1,301,497
Corp. Commercial Mortgage
Securities, Inc. Series
1996-C1 Class F, 7.86%
10/15/28 (c)

Kidder Peabody Acceptance
Corp. I:

Series 1993-M3 Class F, 6.5%      B2         1,450,678                      1,352,757
11/25/25 (c)

Series 1994-M1 Class D,           -          842,000                        679,126
8.1284% 7/25/01 (c)(d)

LB Multifamily Mortgage Trust     Caa1       5,819,006                      4,655,205
Series 1991-4 Class A1,
7.8613% 4/25/21 (d)

LTC Commercial Mortgage pass      BB         800,000                        591,500
through certificates Series
1998-1 Class E, 7.792%
5/28/30 (c)

Morgan Stanley Capital I,         -          1,147,614                      1,140,621
Inc. Series 1996-MBL1 Class
E, 8.3885% 5/25/21 (c)(d)

Mortgage Capital Funding, Inc.:

Series 1996-MCI, Class G          BB         2,000,000                      1,641,250
7.15% 7/15/28 (c)

Series 1998-MC3 Class F,          Ba1        1,300,000                      1,023,230
7.5024% 11/18/31 (c)(d)

Nationslink Funding Corp.         BB         4,000,000                      2,925,625
Commercial Mortgage pass
through certificates Series
1998-2 Class F, 7.105%
8/20/30

COMMERCIAL MORTGAGE
SECURITIES - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

Nomura Asset Securities Corp.:

Series 1998-D6 Class B1, 6%       BB+       $ 3,500,000                    $ 2,148,672
3/15/30

8.6065% 3/15/18 (c)(d)            -          3,125,000                      2,460,449

Nomura Depositor Trust
floater Series 1998-ST1A:

Class B2, 10.38% 1/15/03          -          2,000,000                      1,847,813
(c)(d)

Class B2-A, 10.38% 2/15/34        -          1,850,000                      1,709,227
(c)(d)

Penn Mutual Life Insurance
Co. (The)/Penn Insurance &
Annuity Co. Series 1996-PML:

Class L, 7.9% 11/15/26 (c)        -          2,500,000                      1,292,188

Class M, 7.9% 11/15/26 (c)        -          5,862,000                      896,886

Resolution Trust Corp.:

floater Series 1991-M2 Class      Baa3       1,123,336                      966,069
A1, 7.627% 9/25/20 (d)

Series 1991-M2:

Class A2, 7.132% 9/25/20 (d)      Baa3       1,200,744                      1,008,625

Class A3, 7.4076% 9/25/20 (d)     Baa3       630,871                        511,005

Structured Asset Securities
Corp.:

Series 1994-C1 Class F, 6.87%     B          3,250,000                      2,598,603
8/25/26

Series 1995-C1:

Class E, 7.375% 9/25/24 (c)       BB         2,350,000                      2,148,689

Class F, 7.375% 9/25/24 (c)       -          2,000,000                      1,563,984

Series 1996-CFL:

Class G, 7.75% 2/25/28 (c)        B+         3,450,000                      3,013,359

Class H, 7.75% 2/25/28 (c)        B-         2,500,000                      1,604,297

Structured Mortgage Trust
weighted average coupon
Series 1997-2:

Class C, 7.41% 1/30/06 (c)        -          950,000                        692,016

Class D, 7.41% 1/30/06 (c)        -          1,200,000                      750,000

TOTAL COMMERCIAL MORTGAGE                                                   85,312,589
SECURITIES
(Cost $87,637,469)

COMPLEX MORTGAGE SECURITIES -
0.0%

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

INTEREST ONLY - 0.0%

BKB Commercial Mortgage Trust     BBB       $ 5,146,886                    $ 2,413
Series 1997-C1 Class X1,
4.3502% 12/26/01 (c)(d)(e)
(Cost $68)



COMMON STOCKS - 5.1%

                                SHARES

CONSTRUCTION & REAL ESTATE -
4.8%

REAL ESTATE - 1.1%

Boardwalk Equities, Inc. (a)     70,600                          592,068

Boardwalk Equities, Inc.         3,800                           31,868
(a)(c)

LNR Property Corp.               45,000                          871,875

                                                                 1,495,811

REAL ESTATE INVESTMENT TRUSTS
- 3.7%

AMRESCO Capital Trust, Inc.      140,000                         1,426,250

Clarion Commercial Holdings,     16,200                          76,950
Inc. Class A

Crescent Real Estate Equities    40,000                          817,500
Co.

Fortress Investment Corp. (c)    25,000                          321,875

iStar Financial, Inc.            40,000                          785,000

LTC Properties, Inc.             89,000                          550,688

Northstar Capital Investment     40,000                          565,000
Corp. (c)

Redwood Trust, Inc.              27,151                          368,235

                                                                 4,911,498

TOTAL CONSTRUCTION & REAL                                        6,407,309
ESTATE

FINANCE - 0.3%

SAVINGS & LOANS - 0.3%

Wilshire Financial Services      209,127                         339,831
Group, Inc. (a)

TOTAL COMMON STOCKS                                              6,747,140
(Cost $10,243,918)

PREFERRED STOCKS - 5.3%



CONVERTIBLE PREFERRED STOCKS
- 4.2%

CONSTRUCTION & REAL ESTATE -
3.4%

REAL ESTATE INVESTMENT TRUSTS
- 3.4%

Glenborough Realty Trust,        66,700                          1,117,225
Inc. Class A, $1.9375

Innkeepers USA Trust Series      146,500                         2,398,938
A, $2.16

Reckson Associates Realty        50,000                          1,037,500
Corp. $1.9064

                                                                 4,553,663

PREFERRED STOCKS - CONTINUED

                                SHARES                          VALUE (NOTE 1)

CONVERTIBLE PREFERRED STOCKS
- CONTINUED

FINANCE - 0.8%

CREDIT & OTHER FINANCE - 0.8%

Host Marriott Financial Trust    30,000                         $ 993,750
$3.375 QUIPS

TOTAL CONVERTIBLE PREFERRED                                      5,547,413
STOCKS

NONCONVERTIBLE PREFERRED
STOCKS - 1.1%

CONSTRUCTION & REAL ESTATE -
1.1%

REAL ESTATE INVESTMENT TRUSTS
- 1.1%

Crown American Realty Trust      40,300                          1,450,800
Series A, $5.50

TOTAL PREFERRED STOCKS                                           6,998,213
(Cost $8,062,744)

CASH EQUIVALENTS - 4.6%

                                MATURITY AMOUNT

Investments in repurchase       $ 6,070,078                      6,069,000
agreements (U.S. Government
Obligations), in a joint
trading account at 6.39%,
dated 5/31/00 due 6/1/00
(Cost $6,069,000)

TOTAL INVESTMENT PORTFOLIO -                                     128,351,802
97.0%
(Cost $136,521,976)

NET OTHER ASSETS - 3.0%                                          3,938,758

NET ASSETS - 100%                                              $ 132,290,560


SECURITY TYPE ABBREVIATIONS

QUIPS - Quarterly Income Preferred Security

LEGEND

(a) Non-income producing

(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $55,737,160 or 42.1% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS              S&P RATINGS

Aaa, Aa, A        5.0%       AAA, AA, A    5.0%

Baa               2.6%       BBB           1.3%

Ba                10.0%      BB            19.2%

B                 8.6%       B             18.7%

Caa               3.9%       CCC           1.4%

Ca, C             0.0%       CC, C         0.0%

                             D             3.6%

The percentage not rated by Moody's or S&P amounted to 29.7%. FMR has determined that unrated debt securities that are lower quality account for 29.7% of the total value of investment in securities.

INCOME TAX INFORMATION

At May 31, 2000, the aggregate cost of investment securities for income tax purposes was $136,535,414. Net unrealized depreciation aggregated $8,183,612, of which $3,738,996 related to appreciated investment securities and $11,922,608 related to depreciated investment securities.

At November 30, 1999, the fund had a capital loss carryforward of approximately $1,185,000 all of which will expire on November 30, 2007.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                               MAY 31, 2000 (UNAUDITED)

ASSETS

Investment in securities, at              $ 128,351,802
value (including repurchase
agreements of $6,069,000)
(cost $136,521,976) - See
accompanying schedule

Cash                                       31,342

Receivable for investments                 2,813,849
sold

Dividends receivable                       25,313

Interest receivable                        1,176,575

 TOTAL ASSETS                              132,398,881

LIABILITIES

Accrued management fee          $ 79,602

Other payables and accrued       28,719
expenses

 TOTAL LIABILITIES                         108,321

NET ASSETS                                $ 132,290,560

Net Assets consist of:

Paid in capital                           $ 142,153,165

Undistributed net investment               384,528
income

Accumulated undistributed net              (2,076,959)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                (8,170,174)
(depreciation) on investments

NET ASSETS, for 14,217,046                $ 132,290,560
shares outstanding

NET ASSET VALUE, offering                  $9.31
price and redemption price
per share ($132,290,560
(divided by) 14,217,046
shares)

STATEMENT OF OPERATIONS
                              SIX MONTHS ENDED MAY 31,
                                      2000 (UNAUDITED)

INVESTMENT INCOME                            $ 741,860
Dividends

Interest                                      5,730,696

 TOTAL INCOME                                 6,472,556

EXPENSES

Management fee                   $ 431,239

Transfer agent fees               13,802

Accounting fees and expenses      31,479

Non-interested trustees'          174
compensation

Custodian fees and expenses       3,187

Registration fees                 7,768

Audit                             20,280

Legal                             22,309

Miscellaneous                     67

 Total expenses before            530,305
reductions

 Expense reductions               (9,958)     520,347

NET INVESTMENT INCOME                         5,952,209

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            (857,294)

 Foreign currency transactions    15          (857,279)

Change in net unrealized                      576,685
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                               (280,594)

NET INCREASE (DECREASE) IN                   $ 5,671,615
NET ASSETS RESULTING FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED MAY 31, 2000  YEAR ENDED NOVEMBER 30,
                                 (UNAUDITED)                    1999

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 5,952,209                    $ 9,687,853
income

 Net realized gain (loss)         (857,279)                      (264,963)

 Change in net unrealized         576,685                        (1,333,320)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       5,671,615                      8,089,570
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders     (6,172,660)                    (10,796,658)
From net investment income

 From net realized gain           -                              (1,176,123)

 TOTAL DISTRIBUTIONS              (6,172,660)                    (11,972,781)

Share transactions Net            20,000,000                     25,000,000
proceeds from sales of shares

 Reinvestment of distributions    6,172,660                      11,972,781

 NET INCREASE (DECREASE) IN       26,172,660                     36,972,781
NET ASSETS RESULTING FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       25,671,615                     33,089,570
IN NET ASSETS

NET ASSETS

 Beginning of period              106,618,945                    73,529,375

 End of period (including        $ 132,290,560                  $ 106,618,945
undistributed net investment
income of $384,528 and
$604,979, respectively)

OTHER INFORMATION
Shares

 Sold                             2,148,228                      2,613,030

 Issued in reinvestment of        663,035                        1,261,702
distributions

 Net increase (decrease)          2,811,263                      3,874,732


FINANCIAL HIGHLIGHTS

                                 SIX MONTHS ENDED MAY 31, 2000  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1999                1998      1997      1996      1995 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 9.350                        $ 9.760             $ 12.420  $ 11.850  $ 11.040  $ 10.000
period

Income from Investment
Operations

Net investment income              .466 D                         .931 D              1.033 D   1.124 D   .950 D    .922

Net realized and unrealized       (.018)                         (.100)              (1.136)   1.594     .970      1.045
gain (loss)

Total from investment             .448                           .831                (.103)    2.718     1.920     1.967
operations

Less Distributions

From net investment income        (.488)                         (1.085) G           (1.117)   (1.508)   (.930)    (.837)

In excess of net investment       -                              -                   -         -         -         (.090)
income

From net realized gain            -                              (.156) G            (1.440)   (.640)    (.180)    -

Total distributions               (.488)                         (1.241)             (2.557)   (2.148)   (1.110)   (.927)

Net asset value, end of period   $ 9.310                        $ 9.350             $ 9.760   $ 12.420  $ 11.850  $ 11.040

TOTAL RETURN B, C                 4.91%                          9.08%               (1.35)%   26.22%    18.71%    20.33%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 132,291                      $ 106,619           $ 73,529  $ 49,921  $ 57,697  $ 72,429
(000 omitted)

Ratio of expenses to average      .89% A                         .91%                .91%      1.02%     .91%      1.09% A
net assets

Ratio of expenses to average      .88% A, F                      .89% F              .89% F    .99% F    .90% F    1.09% A
net assets after  expense
reductions

Ratio of net investment           10.02% A                       9.84%               9.65%     9.58%     8.72%     9.14% A
income to average net assets

Portfolio turnover rate           41% A                          16%                 53%       80%       53%       49% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JANUARY 5, 1995 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1995.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
G THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.

NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Real Estate High Income Fund (the fund) is a fund of Advisor Series IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

2. OPERATING POLICIES - CONTINUED

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $44,236,829 and $23,045,329, respectively, of which U.S. government and government agency obligations aggregated $11,652,188 and $11,705,820, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .60%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .73% of average net assets.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .02% of average net assets.

ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $850 for the period.

5. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $2,288 under this arrangement.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $2,930, and $4,740, respectively, under these arrangements.

6. BENEFICIAL INTEREST.

At the end of the period, 3 shareholders were each record owners of more than 10% of the total outstanding shares of the fund, totaling 100%.

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Robert A. Lawrence, Vice President
Mark P. Snyderman, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Michael Cook
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

* INDEPENDENT TRUSTEES